Revenue from Contract with Customer Revenue from Contract with Customer - Additional information (Details) € in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Contract with Customer Additional Information [Line Items]
Net contract liability	€ 1,881.6	€ 2,857.3
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	18 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2021
Product [Member]
Contract with Customer Additional Information [Line Items]
Revenue, Remaining Performance Obligation, Amount	€ 6,200.0
Service and Field Options [Member]
Contract with Customer Additional Information [Line Items]
Revenue, Remaining Performance Obligation, Amount	€ 800.0
System sales orders [Member]
Contract with Customer Additional Information [Line Items]
Revenue, Remaining Performance Obligation, Units	4
Options to buy systems [Member]
Contract with Customer Additional Information [Line Items]
Revenue, Remaining Performance Obligation, Units	8
High NA selling price [Member]
Contract with Customer Additional Information [Line Items]
Revenue, Remaining Performance Obligation, Amount	€ 270.0